SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 12, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Impairment of long lived assets held for use		$ 1,997	$ 362	$ 599
Performance obligations transaction price		7,339
Performance obligations transaction price recorded as short-term deferred revenues		6,145
Severance pay expense		3,723	3,586	$ 2,891
Contract with customers liability recognized		3,096	$ 136
Revenues from application engineering services		15,225
Upfront payments related to application engineering services		$ 6,145
Stock shares issued during the period shares	26,352,878
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.5
Redemption price of outstanding warrants in whole and not in part			0.01
Number of private warrants held by initial purchasers		1,465,000
Number of private warrants outstanding		453,750
Percentage of investment portfolio not to invest more in single security at time of purchase		5.00%
Minimum [Member]
Accounting Policies [Line Items]
Redemption price of outstanding warrants in whole and not in part			$ 18
Public warrants [Member]
Accounting Policies [Line Items]
Stock shares issued during the period shares			7,499,991
Private warrants [Member]
Accounting Policies [Line Items]
Stock shares issued during the period shares			1,918,750
Israel [Member]
Accounting Policies [Line Items]
Severance pay percentage of monthly salary contribution to the fund		8.33%